Exceptional items and remeasurements - Schedule of remeasurement, tax exceptional items (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Exceptional Items [Line Items]
Operating profit	£ 5,431	£ 4,934	£ 4,475
Included within finance income and costs
Net gains on financial assets at fair value through profit and loss	2	1	4
Finance income and costs	(1,325)	(1,357)	(1,464)
Included within share of post-tax results of joint ventures and associates
Profit before tax	4,182	3,650	3,048
Included within tax
Tax on exceptional items and remeasurements	(939)	(821)	(831)
Analysis of total exceptional items and remeasurements after tax
Profit after tax from continuing operations	3,243	2,829	2,217
Exceptional items and remeasurements, netting
Disclosure Of Exceptional Items [Line Items]
Operating profit	387	169	(987)
Included within share of post-tax results of joint ventures and associates
Profit before tax	333	171	(1,036)
Included within tax
Tax on exceptional items and remeasurements	16	40	152
Analysis of total exceptional items and remeasurements after tax
Profit after tax from continuing operations	349	211	(884)
Exceptional items
Disclosure Of Exceptional Items [Line Items]
Operating profit	376	42	(1,011)
Included within tax
Tax on exceptional items and remeasurements	8	76	159
Analysis of total exceptional items and remeasurements after tax
Profit after tax from continuing operations	384	118	(852)
Remeasurements
Included within finance income and costs
Net gains on financial assets at fair value through profit and loss	2	1	4
Net (losses)/gains on financing derivatives	(56)	3	11
Finance income and costs	(54)	4	15
Included within share of post-tax results of joint ventures and associates
Net losses on financial instruments	0	(2)	(64)
Included within tax
Tax on exceptional items and remeasurements	8	(36)	(7)
Analysis of total exceptional items and remeasurements after tax
Profit after tax from continuing operations	£ (35)	£ 93	£ (32)